Debentures (Narrative) (Details) ₪ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Mar. 06, 2022 ILS (₪)	Apr. 07, 2020 ILS (₪)	Jul. 30, 2021 ILS (₪) ₪ / shares	Aug. 31, 2020 ILS (₪) ₪ / shares shares	Jun. 30, 2019 ILS (₪) ₪ / shares shares	Jun. 30, 2018 ILS (₪)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debentures [Line Items]
Debenture Current Liabilities								$ 15,832	$ 17,914
Debenture Non Current Liabilities								369,905	387,651
Debentures								385,737	405,565
Equity								1,050,034	757,381	[1]	$ 512,406	$ 388,310
Series E Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities								2,685	3,039
Debenture Non Current Liabilities								24,854	31,116
Debentures						₪ 135,000,000		27,539	34,155
Terms Of Debentures						• The debentures (Series E) are not linked to any index and will be repaid in 12 semi-annual payments, each at a rate of 3.5% of the principal of the debentures (Series E), and the last payment, at a rate of 58% of the principal of the debentures (Series E), which will be paid on March 1, 2025. • The debentures bear fixed annual interest of 4.25%, to be paid twice per year, on March 1 and September 1 of each of the years 2018 to 2025 (inclusive), with last payment on march,1 2025. • The effective interest rate on the debentures (Series E) is approximately 4.4%. • The Company’s undertaking to repay the debentures is not secured by any collateral, or any other security.
Borrowings, interest rate						4.40%
Equity | ₪						₪ 200,000,000
Maximum net financial debt | ₪						₪ 10,000,000
Maximum ratio between standalone net financial debt and net cap						70.00%
Minimum ratio of equity to total balance sheet						20.00%
Series F Debentures [Member]
Debentures [Line Items]
Par value of debenture | ₪ / shares				₪ 1	₪ 1
Debenture Current Liabilities								13,147	14,875
Debenture Non Current Liabilities								113,187	143,503
Debentures					₪ 222,000,000			126,334	158,378
Terms Of Debentures					• The debentures are not linked to any index and are repayable in 7 payments, annual payments with the first 6 payments at a rate of 8% of the debentures' principal and the last payment in 2026 at a rate of 52% of the debentures' principal. • The interest in respect of the debentures is 3.45% and will be paid twice per year.
Equity | ₪					₪ 375,000,000
Maximum net financial debt | ₪					₪ 10,000,000
Maximum ratio between standalone net financial debt and net cap					70.00%
Minimum ratio of equity to total balance sheet					20.00%
Additional Debentures | ₪		₪ 101,010,101
Additional Issuance Of Debenture | shares				234,860,000	485,765,875
Consideration For Debentures | ₪		₪ 100,000,000		₪ 251,000,000
Series C Debentures [Member]
Debentures [Line Items]
Par value of debenture | ₪ / shares			₪ 0.1
Debenture Current Liabilities								0	0
Debenture Non Current Liabilities								131,385	100,995
Debentures	₪ 164,363,000		₪ 367,220,000					131,385	100,995
Terms Of Debentures			• The debentures (Series C) are not linked to any index, have a par value of NIS 1 each, and are repayable in a single payment on September 1, 2028. • The unpaid principal balance of the debentures will bear fixed annual interest of 0.75%, to be paid twice per year from 2021 to 2028 (inclusive). • The unpaid principal balance of the debentures (Series C) is convertible into Company's ordinary shares, with a par value of NIS 0.1 each, in the manner specified below: (1) during the period from the date of listing of the series of debentures (Series C) on the TASE until December 31, 2023, each NIS 9 par value of the debentures (Series C) will be convertible into one ordinary share of the Company; and (2) during the period from January 1, 2024 to August 22, 2028, each NIS 24 par value of the debentures (Series C) will be convertible into one ordinary share of the Company. • In 2021 Midroog Ltd. updated the rating of the debentures (Series C) which the Company issued, from A3.il to A2.il, stable rating outlook.
Description of par value			price of 95.1 agorot per NIS 1 par value
Consideration For Debentures | ₪	₪ 155,800,000		₪ 349,226,000
Series D Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities								0	0
Debenture Non Current Liabilities								100,479	112,037
Debentures							₪ 385,970,000	$ 100,479	$ 112,037
Terms Of Debentures							• The debentures (Series D) are not linked to any index, each with a par value of NIS 1, are repayable in 2 equal payments and which will be paid on September 1 2027 and 2029. • The unpaid principal balance of the debentures bears fixed annual interest of 1.5%, to be paid twice per year, from 2021 to 2029 (inclusive). • The Company’s undertaking to repay the debentures is not secured by any collateral, or any other security (as this term is defined in the Securities Law).
Equity | ₪							₪ 1,250,000,000
Maximum ratio between standalone net financial debt and net cap							65.00%	65.00%
Minimum ratio of equity to total balance sheet							25.00%	25.00%
Description of par value							price of 90.8 agorot per NIS 1 par value
Consideration For Debentures | ₪			₪ 350,461,000
Equity After Distribution | ₪							₪ 1,500,000,000

[1]	Total Capital reserves of 30,469 (USD in thousands)